Expense Example {- Strategic Advisers Municipal Bond Fund} - NF_05.31 Strategic Advisers Municipal Bond Fund Pro-01 - Strategic Advisers Municipal Bond Fund - Strategic Advisers Municipal Bond Fund	Jun. 16, 2021 USD ($)
Expense Example:
1 year	$ 48
3 years	$ 151